Acquisition of businesses and purchase accounting - Sleepwell, LLC - Asset and Liabilities (Details) - Sleepwell, LLC - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Oct. 23, 2020
Acquisition of businesses and purchase accounting
Cash				$ 378,000
Accounts receivable				780,000
Inventory				769,000
Prepaid expenses and other current assets				2,000
Property and equipment				960,000
Right of use real estate ($390 net of unfavorable lease)				313,000
Goodwill				4,641,000
Accounts payable				(640,000)
Accrued liabilities				(166,000)
Deferred revenue				(100,000)
Lease liabilities				(390,000)
Deferred tax liability				(1,981,000)
Net assets acquired				9,976,000
Cash transferred	$ 320,000			6,623,000
Equity interests of acquirer		$ 657,000	$ 2,376,000
Total consideration transferred, acquisition-date fair value				9,976,000
Goodwill deductible for tax purposes				0
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset				220,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset				520,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset				$ 4,670,000